One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 9, 2026
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XI
1940 Act Registration Number: 811-09517
1933 Act Registration Numbers: 333-84159
CIK: 0001091459
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 21, 2026
Goldman Sachs Variable Insurance Trust	0001046292	August 26, 2026
Janus Aspen Series	0000906185	August 27, 2026
Neuberger Berman Advisers Management Trust	0000736913	August 19, 2026
New Age Alpha Variable Funds Trust	0002013968	September 4, 2026
PIMCO Variable Insurance Trust	0001047304	August 31, 2026
Rydex Variable Trust	0001064046	September 3, 2026
T. Rowe Price Equity Series, Inc.	0000918294	August 24, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company